UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

Smith Group Large Cap Core Growth Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Consumer Discretionary - 14.6%
Coach, Inc.	36,500	$1,194,645
Gentex Corp.	75,600	1,210,356
Home Depot, Inc.	9,100	1,203,475
NIKE, Inc. - Class B	18,200	1,137,500
Starbucks Corp.	20,100	1,206,603
Wyndham Worldwide Corp.	16,700	1,213,255
		7,165,834
Consumer Staples - 7.3%
Clorox Co.	9,500	1,204,885
Kimberly-Clark Corp.	9,500	1,209,350
Kroger Co.	28,600	1,196,338
		3,610,573
Energy - 8.9%
Chevron Corp.	13,400	1,205,464
Exxon Mobil Corp.	15,510	1,209,004
Helmerich & Payne, Inc.	22,790	1,220,405
SM Energy Co.	38,100	749,046
		4,383,919
Financials - 12.3%
Bank of New York Mellon Corp.	29,400	1,211,868
Discover Financial Services	22,300	1,195,726
Intercontinental Exchange, Inc.	4,800	1,230,048
Travelers Companies, Inc.	10,700	1,207,602
Voya Financial, Inc.	32,500	1,199,575
		6,044,819
Health Care - 17.1%
Allergan plc *	3,900	1,218,750
C.R. Bard, Inc.	6,400	1,212,416
Gilead Sciences, Inc.	11,700	1,183,923
Hologic, Inc. *	31,100	1,203,259
Johnson & Johnson	11,700	1,201,824
McKesson Corp.	6,110	1,205,075
Quintiles Transnational Holdings, Inc. *	17,400	1,194,684
		8,419,931
Industrials - 12.2%
Alaska Air Group, Inc.	14,800	1,191,548
Boeing Co.	8,500	1,229,015
C.H. Robinson Worldwide, Inc.	19,000	1,178,380
Cintas Corp.	13,200	1,201,860
General Dynamics Corp.	8,600	1,181,296
		5,982,099
Information Technology - 22.1%
Apple, Inc.	11,200	1,178,912
Aspen Technology, Inc. *	32,000	1,208,320
Cisco Systems, Inc.	44,800	1,216,544
Citrix Systems, Inc. *	16,000	1,210,400
FactSet Research Systems, Inc.	7,600	1,235,532
Jabil Circuit, Inc.	51,000	1,187,790
Juniper Networks, Inc.	43,800	1,208,880
Microsoft Corp.	21,800	1,209,464
Red Hat, Inc. *	14,900	1,233,869
		10,889,711
Materials - 2.4%
LyondellBasell Industries NV - Class A	13,800	1,199,220
Total Common Stocks
(Cost $41,696,846)		47,696,106

SHORT-TERM INVESTMENT - 1.2%
Invesco Liquid Assets Portfolio, Institutional Class, 0.29% ^
(Cost $594,574)	594,574	594,574

Total Investments - 98.1%
(Cost $42,291,420)		48,290,680
Other Assets and Liabilities, Net - 1.9%		952,661
Total Net Assets - 100.0%		$49,243,341

* Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of December 31, 2015.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$47,696,106	$-	$-	$47,696,106
Short-Term Investment	594,574	-	-	594,574
Total Investments	$48,290,680	$-	$-	$48,290,680

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2015, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

Smith Group Small Cap Focused Growth Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Consumer Discretionary - 15.0%
American Axle & Manufacturing Holdings, Inc. *	620	$11,743
American Eagle Outfitters, Inc.	950	14,725
Children's Place Retail Stores, Inc.	233	12,862
Cooper Tire & Rubber Co.	410	15,518
Cracker Barrel Old Country Store, Inc.	110	13,951
Dana Holding Corp.	745	10,281
Marriott Vacations Worldwide Corp.	180	10,251
Outerwall, Inc.	215	7,856
		97,187
Consumer Staples - 2.3%
Dean Foods Co.	880	15,092

Energy - 0.9%
Abraxas Petroleum Corp. *	5,340	5,661

Financials - 5.4%
AmTrust Financial Services, Inc.	320	19,706
Evercore Partners, Inc.	289	15,626
		35,332
Health Care + - 26.9%
AmSurg Corp. *	245	18,620
Centene Corp. *	276	18,164
Chemed Corp.	155	23,219
Coherus Biosciences, Inc. *	290	6,658
ICU Medical, Inc. *	150	16,917
INC Research Holdings, Inc. - Class A *	450	21,829
NuVasive, Inc. *	381	20,616
Ophthotech Corp. *	180	14,135
PAREXEL International Corp. *	289	19,687
Supernus Pharmaceuticals, Inc. *	1,120	15,053
		174,898
Industrials - 16.5%
A.O. Smith Corp.	300	22,983
AZZ, Inc.	330	18,338
Deluxe Corp.	305	16,635
Greenbrier Companies, Inc.	210	6,850
Matson, Inc.	410	17,478
Meritor, Inc. *	1,035	8,642
Wabash National Corp. *	1,380	16,326
		107,252
Information Technology # - 27.5%
Aspen Technology, Inc. *	355	13,405
Cardtronics, Inc. *	375	12,619
CSG Systems International, Inc.	450	16,191
Euronet Worldwide, Inc. *	275	19,918
InterDigital, Inc.	305	14,957
InvenSense, Inc. *	1,460	14,936
Manhattan Associates, Inc. *	304	20,116
MicroStrategy, Inc. - Class A *	100	17,929
NeuStar, Inc. - Class A *	535	12,824
Science Applications International Corp.	320	14,649
Take-Two Interactive Software, Inc. *	600	20,904
		178,448
Materials - 2.7%
Graphic Packaging Holding Co.	1,385	17,770
Total Common Stocks
(Cost $626,654)		631,640

SHORT-TERM INVESTMENT - 1.2%
Invesco Liquid Assets Portfolio, Institutional Class, 0.29% ^
(Cost $7,547)	7,547	7,547

Total Investments - 98.4%
(Cost $634,201)		639,187
Other Assets and Liabilities, Net - 1.6%		10,076
Total Net Assets - 100.0%		$649,263

* Non-income producing security.
+
As of December 31, 2015, the Fund had a signficant portion of its assets invested in this sector. The health care sector may be more likely to be subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolescence.

#
As of December 31, 2015, the Fund had a signficant portion of its assets invested in this sector. The information technology sector may be more sensitive to short product cycles, competition and aggressive pricing than the overall market.

^	The rate shown is the annualized seven day effective yield as of December 31, 2015.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$631,640	$-	$-	$631,640
Short-Term Investment	7,547	-	-	7,547
Total Investments	$639,187	$-	$-	$639,187

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2015, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

	Smith Group Large Cap Core Growth Fund	Smith Group Small Cap Focused Growth Fund
Cost of investments	$42,291,420	$634,201
Gross unrealized appreciation	8,325,929	74,589
Gross unrealized depreciation	(2,326,669)	(69,603)
Net unrealized appreciation	$5,999,260	$4,986

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  February 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  February 16, 2016

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  February 16, 2016